Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Information By Business Unit

i) Satellite Earth Observation

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$2,284	$21,156	$(18,872)	(89.2)%
Cost of revenues	$(1,182)	$-	$(1,182)	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(154,900)	$(159,369)	$4,469	2.8%
Other expenses	$(1,830)	$(1,619)	$(211)	(13.0)%
Net loss before taxation	$(155,628)	$(139,832)	$(15,796)	(11.3)%

ii) Satellite Ground Station Turnkey Services

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$38,276	$33,257	$5,019	15.1%
Cost of revenues	$(10,356)	$(1,888)	$(8,468)	(448.5)%
Other Income	$6	$204	$(198)	(97.1)%
Administrative expenses	$(55,993)	$(39,037)	$(16,956)	(43.4)%
Other expenses	$(3,574)	$(5,490)	$1,916	34.9%
Net loss before taxation	$(31,641)	$(12,954)	$(18,687)	(144.3)%

iii) Research & Development Center

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$84	$105,779	$(105,695)	(99.9)%
Administrative expenses	$(191,588)	$(206,022)	$14,434	7.0%
Other expenses	$(153,756)	$(136,818)	$(16,938)	(12.4)%
Net loss before taxation	$(345,260)	$(237,061)	$(108,199)	(45.6)%

iv) Startup In Development

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$-	$-	$-	-%
Administrative expenses	$(613)	$(622)	$9	1.4%
Other expenses	$(34)	$-	$(34)	-%
Net loss before taxation	$(647)	$(622)	$(25)	(4.0)%

v) Holding Company

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$-	$-	-%
Cost of revenues	$-	$-	$-	-%
Other Income	$49,474	$-	$49,474	-%
Administrative expenses	$(175,268)	$(103,664)	$(71,604)	(69.1)%
Other expenses	$(140)	$(12,976)	$12,836	98.9%
Net loss before taxation	$(125,934)	$(116,640)	$(9,294)	(8.0)%

Total of five reportable segments:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024	Change	% Change
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$40,560	$54,413	$(13,853)	(25.5)%
Cost of revenues	$(11,538)	$(1,888)	$(9,650)	(511.1)%
Other Income	$49,564	$105,983	$(56,419)	(53.2)%
Administrative expenses	$(578,362)	$(508,714)	$(69,648)	(13.7)%
Other expenses	$(159,334)	$(156,903)	$(2,431)	(1.5)%
Net loss before taxation	$(659,110)	$(507,109)	$(152,001)	(30.0)%

Schedule of Segment Information By Country

b) By Geography:

	For the six months period ended June 30, 2025
	BVI	Malaysia	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$40,560	$40,560
Cost of revenues	$-	$(11,538)	$(11,538)
Other Income	$(889)	$50,453	$49,564
Administrative expenses	$(172,832)	$(405,530)	$(578,362)
Other expenses	$(13)	$(159,321)	$(159,334)
Net loss before taxation	$(173,734)	$(485,376)	$(659,110)

Total assets	$49,680	$1,598,652	$1,648,332
Total liabilities	$1,330,373	$3,314,524	$4,644,897

	For the six months period ended June 30, 2024
	BVI	Malaysia	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$-	$54,413	$54,413
Cost of revenues	$-	$(1,888)	$(1,888)
Other Income	$-	$105,983	$105,983
Administrative expenses	$(97,135)	$(411,579)	$(508,714)
Other expenses	$(2,555)	$(154,348)	$(156,903)
Net loss before taxation	$(99,690)	$(407,419)	$(507,109)

Total assets	$(310)	$1,954,088	$1,953,778
Total liabilities	$1,486,635	$2,808,990	$4,295,625

*Revenues and costs are attributed to countries based on the location of customers.